Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Schedule of right-of-use asset

Right-of-use assets:

	Balance at	Additions	Disposals	Balance at
	beginning	during	during	end of
	of year	year	year	year
	U.S. dollars in thousands
Cost
Property	19	446	-	465
Motor vehicles	147	26	(60)	113
	166	472	(60)	578

	Balance at	amortization	Additions	Disposals	Balance at
	beginning	during	during	during	end of
	of year	year	year	year	year
	U.S. dollars in thousands
Accumulated amortization
Property	-	(65)	(41)	-	(106)
Motor vehicles	-	(50)	-	19	(31)
	-	(115)	(41)	19	(137)

Schedule of lease liability composition

Lease liabilities:

	Balance at	Additions	Interest expense	Termination	Payments	Balance at
	beginning	during	during	during	during	end of
	of year	year	year	year	year	year
	U.S. dollars in thousands
Composition in 2019
Property	19	443	49	-	(80)	431
Motor vehicles	147	26	27	(44)	(79)	77
	166	469	76	(44)	(159)	508
Short-term lease liabilities:
Property						135
Motor vehicles						49
Long-term lease liabilities:
Property						296
Motor vehicles						28
						508